Taxation - Statutory tax rate (Details)	12 Months Ended
Dec. 31, 2017
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	35.00%
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	34.00%
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
SPAIN
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
LUXEMBOURG
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	26.00%